Fair Value Measurements of Company's Assets and Liabilities that Measured at Fair Value on A Recurring Basis (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities investments		$ 11,341,097
Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities investments		11,341,097
Available-for-sale investments	14,746,551
Significant Other Observable Inputs (Level 2) | Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities investments		11,341,097
Available-for-sale investments	$ 14,746,551